15. Trade and Other Receivables (Details - Bad debt provision) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Receivables Details 1Abstract
Beginning balance	$ 54,303	$ 50,426	$ 488,978
Provided during the year	38,138	40,022	0
Receivable written off during the year as uncollectible	0	(30,846)	(35,612)
Unused amount reversed	0	(12,323)	(389,116)
Currency exchange rate and other adjustment	(2,555)	7,024	(13,824)
Ending balance	$ 89,886	$ 54,303	$ 50,426